Earnings per Share - Summary of basic earnings per share (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Net income/(loss) for the period	[1]	$ 7.5	$ (289.4)	$ 7.6
Interest accrued on preference shares		(14.3)	(133.7)	(119.4)
Net loss attributable to shareholders		$ (6.8)	$ (423.1)	$ (111.8)
Basic weighted average number of ordinary shares outstanding		184,962,274	91,152,556	91,152,556
Basic earnings per share	[1]	$ (0.04)	$ (4.64)	$ (1.23)

[1]	The notes are an integral part of these consolidated financial statements.